Other Foreign Currency (Gains)/Losses - Disclosure of Detailed Information About Foreign Currency (Gains)/Losses (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Other Foreign Currency Gainslosses
Fair value (gain)/loss on foreign exchange contracts	$ (729)	$ 1,065	$ (502)
Net foreign exchange loss/(gain)	114	(3,027)	(255)
Other foreign currency (gains)/losses	$ (615)	$ (1,963)	$ (757)